Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000120699 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class R6)
Average Annual Return, Percent	22.96%	4.69%	7.23%
C000029646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class R5)
Average Annual Return, Percent	22.86%	4.61%	7.16%
C000071223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class Y)
Average Annual Return, Percent	22.76%	4.55%	7.08%
C000000564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class C) —including sales charge
Average Annual Return, Percent	20.56%	3.51%	6.17%
C000000562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class A) —including sales charge
Average Annual Return, Percent	15.71%	3.12%	6.20%
C000000565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.21%)	4.75%	5.56%
C000000567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class C) —including sales charge
Average Annual Return, Percent	3.85%	5.15%	5.52%
C000265799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class R)
Average Annual Return, Percent	5.35%	5.68%	5.89%
C000071224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class Y)
Average Annual Return, Percent	5.85%	6.20%	6.42%
C000029647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Investor Class)
Average Annual Return, Percent	5.59%	5.94%	6.15%
C000188882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class R6)
Average Annual Return, Percent	5.94%	6.30%	6.45%
C000120702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R6)
Average Annual Return, Percent	7.28%	4.78%	4.73%
C000076841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R5)
Average Annual Return, Percent	7.12%	4.71%	4.66%
C000076840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class Y)
Average Annual Return, Percent	7.05%	4.66%	4.61%
C000076839 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class R)
Average Annual Return, Percent	6.47%	4.12%	4.08%
C000076838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge
Average Annual Return, Percent	5.17%	3.64%	3.72%
C000076836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge
Average Annual Return, Percent	1.00%	3.23%	3.76%
C000092474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge
Average Annual Return, Percent	6.59%	10.62%	4.30%
C000092476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge
Average Annual Return, Percent	11.08%	11.06%	4.26%
C000092477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R)
Average Annual Return, Percent	12.40%	11.59%	4.65%
C000092478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class Y)
Average Annual Return, Percent	13.03%	12.18%	5.16%
C000092479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R5)
Average Annual Return, Percent	12.95%	12.14%	5.19%
C000120704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class R6)
Average Annual Return, Percent	13.08%	12.16%	5.21%
C000120706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R6)
Average Annual Return, Percent	9.30%	4.07%	4.01%
C000107692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R5)
Average Annual Return, Percent	9.16%	3.99%	3.96%
C000107691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class Y)
Average Annual Return, Percent	9.06%	3.97%	3.95%
C000107690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class R)
Average Annual Return, Percent	8.52%	3.43%	3.44%
C000107689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class C) —including sales charge
Average Annual Return, Percent	6.98%	2.93%	3.08%
C000107688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class A) —including sales charge
Average Annual Return, Percent	2.96%	2.56%	3.11%
C000209537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge
Average Annual Return, Percent	7.61%	1.22%	2.86%
C000209539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge
Average Annual Return, Percent	10.50%	1.32%	2.65%
C000209538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R)
Average Annual Return, Percent	12.06%	1.83%	3.02%
C000209540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class Y)
Average Annual Return, Percent	12.62%	2.32%	3.55%
C000209536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R5)
Average Annual Return, Percent	12.62%	2.40%	3.50%
C000209535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class R6)
Average Annual Return, Percent	12.62%	2.41%	3.65%
C000209551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R6)
Average Annual Return, Percent	12.59%	7.93%	6.24%
C000209550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R5)
Average Annual Return, Percent	12.63%	7.94%	6.08%
C000209549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class Y)
Average Annual Return, Percent	12.49%	7.79%	6.07%
C000209547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class R)
Average Annual Return, Percent	11.88%	7.26%	5.55%
C000209548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class C) —including sales charge
Average Annual Return, Percent	10.36%	6.73%	5.18%
C000209552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class A) —including sales charge
Average Annual Return, Percent	6.02%	6.33%	5.22%
C000209558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class A) —including sales charge
Average Annual Return, Percent	(9.07%)	(0.57%)	0.16%
C000209557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class C) —including sales charge
Average Annual Return, Percent	(5.45%)	(0.19%)	0.11%
C000209556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class R)
Average Annual Return, Percent	(3.97%)	0.30%	0.46%
C000209555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class Y)
Average Annual Return, Percent	(3.50%)	0.81%	0.97%
C000209554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class R5)
Average Annual Return, Percent	(3.36%)	0.96%	0.98%
C000209553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class R6)
Average Annual Return, Percent	(3.33%)	0.98%	1.14%
C000209589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R6)
Average Annual Return, Percent	5.83%	(0.10%)	2.28%
C000209590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R5)
Average Annual Return, Percent	6.00%	(0.12%)	2.15%
C000209591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class Y)
Average Annual Return, Percent	5.95%	(0.10%)	2.25%
C000209592 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class R)
Average Annual Return, Percent	5.42%	(0.63%)	1.68%
C000209593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class C) —including sales charge
Average Annual Return, Percent	3.71%	(1.15%)	1.32%
C000209594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class A) —including sales charge
Average Annual Return, Percent	1.21%	(1.25%)	1.52%
C000209615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class A) —including sales charge
Average Annual Return, Percent	12.68%	1.22%	4.69%
C000209617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class C) —including sales charge
Average Annual Return, Percent	17.37%	1.61%	4.65%
C000209616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R)
Average Annual Return, Percent	18.94%	2.12%	5.02%
C000209618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class Y)
Average Annual Return, Percent	19.54%	2.63%	5.55%
C000209614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R5)
Average Annual Return, Percent	19.68%	2.75%	5.53%
C000209613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class R6)
Average Annual Return, Percent	19.72%	2.78%	5.71%
C000209625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R6)
Average Annual Return, Percent	12.19%	2.83%	2.87%
C000209626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R5)
Average Annual Return, Percent	12.51%	2.79%	2.70%
C000209630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class Y)
Average Annual Return, Percent	12.04%	2.72%	2.73%
C000209628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class R)
Average Annual Return, Percent	11.84%	2.15%	2.20%
C000209629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class C) —including sales charge
Average Annual Return, Percent	10.30%	1.63%	1.83%
C000209627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class A) —including sales charge
Average Annual Return, Percent	7.22%	1.53%	2.03%
C000209633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class A) —including sales charge
Average Annual Return, Percent	10.68%	0.36%	1.93%
C000209635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class C) —including sales charge
Average Annual Return, Percent	13.79%	0.47%	1.74%
C000209634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R)
Average Annual Return, Percent	15.34%	1.01%	2.13%
C000209636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class Y)
Average Annual Return, Percent	15.88%	1.49%	2.63%
C000209632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R5)
Average Annual Return, Percent	16.13%	1.53%	2.56%
C000209631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class R6)
Average Annual Return, Percent	15.93%	1.56%	2.74%
C000209637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R6)
Average Annual Return, Percent	13.96%	8.74%	11.95%
C000209638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R5)
Average Annual Return, Percent	13.89%	8.66%	11.73%
C000209642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class Y)
Average Annual Return, Percent	13.83%	8.59%	11.78%
C000209640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class R)
Average Annual Return, Percent	13.29%	8.06%	11.22%
C000209641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge
Average Annual Return, Percent	11.71%	7.54%	10.84%
C000209639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge
Average Annual Return, Percent	7.31%	7.11%	10.88%
Without Sales Load [Member] | C000000564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.56%	3.51%	6.17%
Without Sales Load [Member] | C000000562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets ex-China Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.44%	4.29%	6.81%
Without Sales Load [Member] | C000000565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.59%	5.94%	6.16%
Without Sales Load [Member] | C000000567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Health Care Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.80%	5.15%	5.52%
Without Sales Load [Member] | C000076838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.11%	3.64%	3.72%
Without Sales Load [Member] | C000076836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.83%	4.41%	4.35%
Without Sales Load [Member] | C000092474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.77%	11.89%	4.89%
Without Sales Load [Member] | C000092476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Balanced-Risk Commodity Strategy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	12.08%	11.06%	4.26%
Without Sales Load [Member] | C000107689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.98%	2.93%	3.08%
Without Sales Load [Member] | C000107688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Asset Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.95%	3.73%	3.70%
Without Sales Load [Member] | C000209537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.34%	2.10%	3.31%
Without Sales Load [Member] | C000209539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Local Debt Fund (Class C) —excluding sales charge
Average Annual Return, Percent	11.50%	1.32%	2.65%
Without Sales Load [Member] | C000209548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	11.36%	6.73%	5.18%
Without Sales Load [Member] | C000209552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.19%	7.54%	5.81%
Without Sales Load [Member] | C000209558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(3.70%)	0.56%	0.73%
Without Sales Load [Member] | C000209557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Multi-Strategy Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(4.46%)	(0.19%)	0.11%
Without Sales Load [Member] | C000209593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.71%	(1.15%)	1.32%
Without Sales Load [Member] | C000209594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.68%	(0.40%)	1.96%
Without Sales Load [Member] | C000209615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class A) —excluding sales charge
Average Annual Return, Percent	19.24%	2.37%	5.28%
Without Sales Load [Member] | C000209617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Developing Markets Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.37%	1.61%	4.65%
Without Sales Load [Member] | C000209629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	11.30%	1.63%	1.83%
Without Sales Load [Member] | C000209627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Strategic Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	12.11%	2.42%	2.46%
Without Sales Load [Member] | C000209633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.59%	1.23%	2.37%
Without Sales Load [Member] | C000209635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.79%	0.47%	1.74%
Without Sales Load [Member] | C000209641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	12.71%	7.54%	10.84%
Without Sales Load [Member] | C000209639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Mid Cap Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	13.55%	8.33%	11.50%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%	7.46%	7.69%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	22.02%	15.58%	11.79%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Bloomberg Global Aggregate ex U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. Index
Average Annual Return, Percent	5.22%	(2.82%)	0.35%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI Emerging Markets ex China Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent	25.85%	12.90%	8.92%
MSCI World Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	(0.34%)	7.41%	7.47%
S And P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Health Care Index
Average Annual Return, Percent	(0.09%)	8.53%	9.19%
Custom Invesco Balanced Risk Allocation Style Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Balanced Risk Allocation Style Index
Average Annual Return, Percent	15.74%	9.26%	8.06%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Average Annual Return, Percent	14.15%	11.86%	4.31%
Custom Invesco Multi Asset Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Multi-Asset Income Index
Average Annual Return, Percent	12.39%	6.02%	5.98%
JP Morgan Government Bond Index Emerging Markets GBI EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index
Average Annual Return, Percent	13.06%	2.33%	3.13%
Custom Invesco Global Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Allocation Index
Average Annual Return, Percent	15.67%	8.99%	7.94%
Bloomberg Global Aggregate USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent	5.30%	0.52%	2.37%
HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.27%	3.80%	2.80%
FTSE Broad Investment Grade Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment Grade Bond Index
Average Annual Return, Percent	6.21%	(0.25%)	1.92%
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	6.68%	0.46%	3.00%
FTSE Non U S Dollar World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. Dollar World Government Bond Index
Average Annual Return, Percent	4.79%	(4.45%)	(0.35%)
Custom Invesco International Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco International Bond Index
Average Annual Return, Percent	8.85%	(0.98%)	1.66%
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	12.76%	2.71%	4.13%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%